FOUNDER AND ADMINISTRATOR
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
ASSET MANAGEMENT GROUP of
BANK of HAWAII
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2001

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

                 SERVING HAWAII INVESTORS FOR MORE THAN 15 YEARS

                             HAWAIIAN TAX-FREE TRUST

                               SEMI-ANNUAL REPORT

              "THE MANY BENEFITS OF MUNICIPAL BOND FUND INVESTING"



                                                                November 9, 2001

Dear Fellow Shareholder:

     We have found over the years that it never hurts to reinforce for shareholders the fundamentals of Hawaiian Tax-Free Trust and the reasons for investing in the Trust. Therefore, this Semi-Annual Report letter will provide you with a brief synopsis of the benefits of investing in the Trust.

CAPITAL PRESERVATION

     In general, a primary reason for investing in a municipal bond fund, such as Hawaiian Tax-Free Trust, is capital preservation. In simple terms, Hawaiian Tax-Free Trust is managed to help you keep the capital that you have. Therefore, the Trust's share price does not experience the dramatic highs and lows that can be witnessed by other types of investments, such as common stock funds.

     As the following chart illustrates, Hawaiian Tax-Free Trust's objective of achieving a relatively stable share price, or net asset value, has been highly successful.* Since inception, the share price of the Trust has experienced relatively little volatility. This allows shareholders to "SLEEP WELL AT NIGHT," without worrying that their investment of today in the Trust could be substantially less tomorrow.

[Graphic of a bar chart with the following information:]

    SHARE NET ASSET VALUE

    2/20/85         $ 9.60
   12/31/85          10.37
   12/31/86          11.09
   12/31/87          10.55
   12/31/88          10.65
   12/31/89          10.93
   12/31/90          10.82
   12/31/91          11.21
   12/31/92          11.38
   12/31/93          11.84
   12/31/94          10.62
   12/31/95          11.61
   12/31/96          11.44
   12/31/97          11.69
   12/31/98          11.73
   12/31/99          10.81
   12/31/00          11.28
   9/30/01           11.45

TAX-FREE INCOME

     Obviously, there is substantially more to investing in the Trust than retaining the value of your capital. If there was only retention of your capital value, a piggy bank could serve as just such an appropriate means.

     Another substantial benefit that you gain from an investment in Hawaiian Tax-Free Trust is that of obtaining monthly income that is DOUBLE TAX-FREE.** The Trust pays you TAX-FREE DIVIDENDS - month in and month out. These dividends can be used by you to help you pay your living expenses, or they can be reinvested in additional shares of the Trust, thereby gaining for you the benefits of compounding.

     It is important for you to fully recognize just what TAX-FREE DIVIDENDS mean to you. As the chart below illustrates, a 5% TAX-FREE RETURN on your investment can equate to a taxable return of 8.7%, depending on your personal tax bracket.***

[Graphic of a bar chart with the following information:]

       Tax-Free Yield             Taxable Equivalent Yield
              4%                            7%
              5%                            8.7%
              6%                           10.4%

HIGH-QUALITY, CONTROLLED MATURITY, AND DIVERSIFICATION

     How does Hawaiian Tax-Free Trust strive to ensure that its objective of capital preservation and steady tax-free income is accomplished? This is achieved through very distinct management techniques utilized with construction of the Trust's portfolio.

     As you probably know, municipal securities have various credit ratings. These ratings attempt to measure the safety that the securities represent. With Hawaiian Tax-Free Trust, we specifically limit the credit ratings to those within the TOP FOUR categories - AAA, AA, A, AND BAA. We further ensure that, in general, the majority of securities in the Trust's portfolio are within the TOP TWO credit grades - AAA AND AA. In fact, as of this writing, over 90% of the Trust's portfolio securities were rated AAA. Through active management of the Trust's portfolio, we very carefully monitor the quality characteristics of each investment. In this way, we intentionally strive to avoid "surprises" from any of the Trust's securities. Additionally, over 70% of the securities in the Trust's portfolio are insured by specialized companies, which are themselves AAA rated.


     Another factor that we feel is important is the maturity level in the construction of the overall characteristics of the municipal bonds in the portfolio.

     As we have explained to you in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

     Therefore, we have structured the average maturity level of Hawaiian Tax-Free Trust to be at a somewhat intermediate level. This level is produced by choosing a "laddered" approach to the selection of bonds in terms of their maturity. We include both short-term and long-term maturity bonds in the portfolio, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of volatility.

     The charts below illustrate the Trust's September 30, 2001 portfolio broken down by quality and maturity.


[Graphic of a pie chart with the following information:]

  PORTFOLIO DISTRIBUTION BY QUALITY
   AAA                        91.9%
   AA                          0.5%
   A                           6.5%
   Below A and not rated       1.1%


[Graphic of a bar chart with the following information:]

  PORTFOLIO DISTRIBUTION BY MATURITY
   0 - 5 Years                 5.8%
   5 - 10 Years               20.0%
   10 -15 Years               28.4%
   15 Years and Over          45.8%

     The other factor we tend to emphasize is diversification of the individual municipal bonds. We want to have a number of bonds in the Trust's portfolio representing various locations in the State and various kinds of projects. In this way, we can assure ourselves that no one project, or area of the State, can have any significant adverse influence upon your investment in the Trust.


ENHANCING HAWAII'S QUALITY OF LIFE

     But, just as important for all shareholders in the Trust is the fact that we are spreading the investments in the Trust around in such a way that enhances the quality of life of all shareholders as well as helping the economic development of the State.

     The economy of Hawaii has, over time, been growing. As this growth continues, new and additional municipal projects are needed for the benefit of the citizens of Hawaii and its various communities. These projects include schools, highways, recreational facilities, and a whole array of useful public purpose facilities. These projects contribute to the economic development of Hawaii and provide a high quality of life for its citizens.

     Highlighted below are just a few of the projects that your investment in Hawaiian Tax-Free Trust has helped to bring to fruition.****

[Photo: State of Hawaii Convention Center, Oahu]

[Photo: Maui Arts and Cultural Center, Maui]

[Photo: Kauai County Office Building, Kauai]

[Photo: Keahole-Kona Airport, Big Island of Hawaii]


DEDICATED MANAGEMENT TEAM

     Everyone associated with Hawaiian Tax-Free Trust is dedicated to providing you with the best possible investment through your shares of the Trust. We do this not only through the points we have detailed above, but also through frequent contact with you, and our other shareholders. We work diligently to keep you informed of current happenings in the investment world - in simple, easy-to-understand language. Unlike many fund groups, we actively encourage and offer you the opportunity to voice your opinions and concerns. And, we listen and respond to your ideas.

     We sincerely believe that Hawaiian Tax-Free Trust is "AN INVESTMENT YOU AND HAWAII CAN COUNT ON."

     We well recognize that you have entrusted your hard-earned dollars to our care. It is a responsibility which we take very seriously. Rest assured that we will continue to do our utmost to merit your confidence.

                                   Sincerely,


/s/  Diana P. Herrmann						  /s/ Lacy B. Herrmann
---------------------- 						----------------------
Diana P. Herrmann                                       Lacy B. Herrmann
President                                               Chairman of the
                                                        Board of Trustees



* The chart illustrates the record of share price, Net Asset Value, since the Trust's inception. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

*** This chart assumes a 36% Federal and 8.5% State tax rate and is for illustrative purposes only. As you are aware, new tax brackets have been put into place through passage of the Federal Tax Act enacted this year. This new change, which went into effect on July 1, 2001, will have a minimal effect upon the overall illustration. The difference between a taxable investment and a tax-free investment remains valid regardless of your particular tax bracket. Results shown are not indicative of past or future performance of any investment offered by Aquila.

**** Since the  portfolio  is subject to change,  the Trust may not  necessarily currently own securities in these specific projects.

                             HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

                                                                               RATING
      FACE                                                                    MOODY'S/
     AMOUNT       HAWAII (97.3%)                                                S&P             VALUE
---------------   -----------------------------------------------------       --------      --------------
                  Board of Regents, University of Hawaii University           Aaa/AAA
                     System Revenue Bonds, Series G, AMBAC Insured,
$     2,910,000         5.650%, 10/01/12...............................                     $    3,048,865
      4,290,000         5.700%, 10/01/17...............................                          4,485,924
                  Board of Regents, University of Hawaii University           Aaa/AAA
                     System Revenue Bonds, Series I, FGIC Insured,
      1,110,000         5.300%, 10/01/08...............................                          1,175,235
      2,825,000         5.500%, 10/01/18...............................                          2,932,209
                  City and County of Honolulu, Hawaii General                 Aaa/AAA
                     Obligation Bonds, Series A, FGIC/MBIA Insured,
      2,895,000         7.350%, 07/01/05...............................                          3,316,686
      9,970,000         7.350%, 07/01/07...............................                         11,814,251
      3,600,000         7.350%, 07/01/08...............................                          4,327,668
        860,000         6.000%, 11/01/09...............................                            978,972
      1,355,000         6.000%, 11/01/09...............................                          1,554,537
      1,090,000         6.000%, 11/01/10...............................                          1,247,396
        410,000         6.000%, 11/01/10...............................                            472,906
      1,715,000         6.000%, 01/01/11...............................                          1,959,250
      4,110,000         6.000%, 01/01/11...............................                          4,715,773
          5,000         5.750%, 04/01/11...............................                              5,631
      3,995,000         5.750%, 04/01/11+..............................                          4,519,184
        920,000         6.000%, 01/01/12...............................                          1,057,476
      1,580,000         6.000%, 01/01/12...............................                          1,807,599
      3,025,000         5.750%, 04/01/13...............................                          3,381,648
        775,000         5.750%, 04/01/13...............................                            874,572
        440,000         5.625%, 09/01/14...............................                            494,793
      2,280,000         5.000%, 11/01/15...............................                          2,322,955
                  City and County of Honolulu, Hawaii General                 Aaa/AAA
                     Obligation Bonds, Series A, FSA Insured,
      2,500,000         5.000%, 09/01/09...............................                          2,671,525
      3,500,000         5.375%, 09/01/18...............................                          3,604,195
      2,000,000         5.125%, 09/01/20...............................                          2,008,400
                  City and County of Honolulu, Hawaii General                 Aaa/AAA
                     Obligation Bonds, Series B, Variable Rate Bonds,
                     Letter of Credit: Landesbank Hessen,
      1,500,000         2.230%, 01/01/05...............................                          1,500,000



           City and County of Honolulu, Hawaii General                 Aaa/AAA
                     Obligation Bonds, Series B, FGIC Insured,
      7,310,000         5.500%, 10/01/11...............................                          8,123,238
        930,000         5.000%, 11/01/13...............................                            963,052
      1,060,000         5.000%, 11/01/14...............................                          1,090,464
      2,595,000         5.125%, 07/01/15...............................                          2,692,572
        530,000         5.000%, 11/01/16...............................                            539,492
      1,400,000         5.000%, 11/01/17...............................                          1,413,846
      4,490,000         5.000%, 07/01/19...............................                          4,484,432
      1,395,000         5.000%, 07/01/20...............................                          1,383,170
                  City and County of Honolulu, Hawaii General                 Aaa/AAA
                     Obligation Bonds, Series C, FGIC Insured,
      7,750,000         5.125%, 07/01/14...............................                          8,081,933
      2,510,000         5.000%, 07/01/18...............................                          2,523,278
                  City and County of Honolulu, Hawaii General                 Aaa/AAA
                     Obligation Bonds, Public Refunding and
                     Improvements Bonds, Series A Variable Rate Bonds,
                     Letter of Credit: Landesbank Hessen,
      2,225,000         2.230%, 01/01/10...............................                          2,225,000
      1,645,000         2.230%, 01/01/13...............................                          1,645,000
      1,000,000         2.230%, 01/01/15...............................                          1,000,000
                  City and County of Honolulu, Hawaii General                 Aaa/AAA
                     Obligation Bonds, Water Utility Refunding and
                     Improvement, FGIC Insured,
      1,125,000         6.000%, 12/01/12...............................                          1,298,453
      1,050,000         6.000%, 12/01/15...............................                          1,206,398
                  City and County of Honolulu, Hawaii Improvement             NR/NR*
                     District No. 261 (Halawa Business Park), Special
                     Assessment Bonds,
        365,000         6.700%, 10/15/04...............................                            396,251
        355,000         6.800%, 10/15/05...............................                            391,139
        290,000         6.900%, 10/15/06...............................                            319,287
                  City and County of Honolulu, Hawaii Mortgage                Aaa/AAA
                     Revenue Bonds, (Smith Beretania), Series A
                     MBIA/FHA Insured,
      2,800,000         7.800%, 07/01/24...............................                          2,841,300
                  City and County of Honolulu, Hawaii Wastewater              Aaa/NR
                     Systems Revenue Bonds FGIC Insured,
      1,395,000         5.000%, 07/01/12...............................                          1,464,415



            City and County of Honolulu, Hawaii Wastewater              Aaa/AAA
                     Systems Revenue Bonds, Junior Series FGIC Insured,
      9,555,000         5.000%, 07/01/23...............................                          9,319,278
                  City and County of Honolulu, Hawaii Wastewater
                     Systems Revenue Bonds FSA Insured,                       Aaa/AAA
      3,000,000         5.125%, 07/01/21...............................                          2,986,860
      5,450,000         5.250%, 07/01/23...............................                          5,457,794
                  City and County of Honolulu, Hawaii Wastewater              Aaa/NR
                     Systems Revenue Bonds, Senior Series
                     AMBAC Insured,
      1,810,000         5.500%, 07/01/11...............................                          2,007,145
      1,065,000         5.500%, 07/01/16...............................                          1,128,346
      1,000,000         5.500%, 07/01/17...............................                          1,049,920
      2,310,000         5.500%, 07/01/18...............................                          2,408,914
      2,000,000         5.250%, 07/01/19...............................                          2,030,320
      3,065,000         5.125%, 07/01/31...............................                          3,016,450
                  County of Hawaii, Hawaii General Obligation                 Aaa/AAA
                     Bonds, Series A FGIC Insured,
      1,440,000         4.500%, 02/01/05...............................                          1,501,373
      1,700,000         5.450%, 05/01/07...............................                          1,851,334
      3,170,000         5.500%, 05/01/08...............................                          3,473,211
      2,500,000         5.550%, 05/01/09...............................                          2,754,500
      1,900,000         5.000%, 02/01/11...............................                          1,987,134
      4,905,000         5.600%, 05/01/11...............................                          5,470,448
      1,970,000         5.100%, 02/01/12...............................                          2,055,301
      1,000,000         5.600%, 05/01/12...............................                          1,111,320
      1,000,000         5.600%, 05/01/13...............................                          1,105,040
      2,205,000         5.200%, 02/01/14...............................                          2,286,056
      2,440,000         5.200%, 02/01/16...............................                          2,510,150
      1,465,000         5.500%, 07/15/16...............................                          1,552,417
                  County of Hawaii, Hawaii General Obligation                 Aaa/AAA
                     Bonds, Series A, FSA Insured,
      1,000,000         5.400%, 05/15/15...............................                          1,053,420
      1,470,000         5.625%, 05/15/18...............................                          1,539,884
                  County of Kauai, Hawaii General Obligation Bonds             A1/NR
        615,000         9.000%, 08/01/04...............................                            716,284
        665,000         9.000%, 08/01/05...............................                            804,198



            County of Kauai, Hawaii General Obligation Bonds            Aaa/AAA
                     Series A, FGIC Insured,
      1,000,000         6.125%, 08/01/13...............................                          1,159,100
      1,010,000         6.250%, 08/01/14...............................                          1,180,013
      1,000,000         6.250%, 08/01/15...............................                          1,168,330
      1,000,000         6.250%, 08/01/16...............................                          1,168,330
      1,275,000         6.250%, 08/01/17...............................                          1,489,621
                  County of Kauai, Hawaii General Obligation                  Aaa/AAA
                     Refunding Bonds, Series A, B & C, AMBAC Insured,
        330,000         5.450%, 08/01/03...............................                            346,731
      1,030,000         5.450%, 08/01/03...............................                          1,082,221
        435,000         5.900%, 08/01/08...............................                            488,344
      1,355,000         5.900%, 08/01/08...............................                          1,521,164
      1,300,000         5.950%, 08/01/10...............................                          1,478,607
                  County of Kauai, Hawaii General Obligation                  Aaa/AAA
                     Refunding Bonds, Series A & B, MBIA Insured,
        365,000         5.200%, 02/01/02...............................                            368,515
        460,000         5.300%, 02/01/03...............................                            476,151
        190,000         5.300%, 02/01/03...............................                            197,203
        185,000         5.400%, 02/01/04...............................                            196,017
        215,000         5.500%, 02/01/05...............................                            232,320
        215,000         5.600%, 02/01/06...............................                            232,802
      1,010,000         5.700%, 02/01/07...............................                          1,077,832
      1,125,000         5.625%, 08/01/13...............................                          1,232,989
      1,620,000         5.625%, 08/01/14...............................                          1,762,009
      1,035,000         5.625%, 08/01/17...............................                          1,097,038
      1,000,000         5.625%, 08/01/18...............................                          1,052,750
      2,360,000         5.500%, 08/01/20...............................                          2,432,074
                  County of Maui, Hawaii General Obligation                   Aaa/AAA
                     Bonds Series A, FGIC Insured,
        930,000         5.050%, 06/01/08...............................                            966,568
        980,000         5.050%, 06/01/09...............................                          1,015,006
      1,040,000         5.150%, 06/01/10...............................                          1,077,076
      1,100,000         5.200%, 06/01/11...............................                          1,138,610
      1,160,000         5.200%, 06/01/12...............................                          1,195,983
      1,230,000         5.200%, 06/01/13...............................                          1,263,149
      1,130,000         5.250%, 09/01/13...............................                          1,185,201
      1,200,000         5.125%, 03/01/14...............................                          1,245,588
      1,300,000         5.250%, 06/01/14...............................                          1,334,021
      1,380,000         5.250%, 06/01/15...............................                          1,411,574



            County of Maui, Hawaii General Obligation
                     Bonds Series A, FGIC Insured (continued)
      1,265,000         5.250%, 09/01/15...............................                          1,311,426
      1,335,000         5.250%, 09/01/16...............................                          1,376,759
      1,050,000         5.125%, 03/01/16...............................                          1,078,466
      2,590,000         5.250%, 03/01/18...............................                          2,639,236
                  County of Maui, Hawaii General Obligation                   Aaa/AAA
                     Refunding Bonds, FGIC Insured,
      1,815,000         5.000%, 09/01/07...............................                          1,879,451
      2,125,000         5.000%, 09/01/08...............................                          2,193,659
      1,000,000         5.000%, 09/01/09...............................                          1,029,700
      1,000,000         5.000%, 09/01/10...............................                          1,027,830
      3,000,000         5.125%, 12/15/11...............................                          3,094,500
      1,045,000         5.125%, 12/15/13...............................                          1,068,607
                  County of Maui, Hawaii, Water System Revenue                Aaa/AAA
                     Bonds, Series A FGIC Insured,
      1,500,000         6.650%, 12/01/08...............................                          1,525,725
      1,860,000         6.700%, 12/01/10...............................                          1,892,048
      1,560,000         6.700%, 12/01/11...............................                          1,586,879
                  Department of Budget and Finance of the State of            Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.) Series A, AMBAC Insured,
      2,965,000         5.500%, 12/01/14...............................                          3,183,105
                  Department of Budget and Finance of the State of            Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds  (Hawaiian
                     Electric Company, Inc.) Series A, MBIA Insured,
      4,000,000         4.950%, 04/01/12...............................                          4,203,920
                  Department of Budget and Finance of the State of            Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc.) AMT-Series D,
                     AMBAC Insured,
      2,500,000         6.150%, 01/01/20...............................                          2,699,675
                  Department of Budget and Finance of the State of            Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds
                     (Hawaiian Electric Company, Inc., and
                     Subsidiaries Projects), AMT-Series A,
                     MBIA Insured,
     13,000,000         6.600%, 01/01/25...............................                         14,107,340
      5,700,000         5.650%, 10/01/27...............................                          5,911,299



            Department of Budget and Finance of the State of             A3/A
                     Hawaii Special Purpose Revenue Bonds (Kaiser
                     Permanente), Series A,
      1,500,000         6.250%, 03/01/21...............................                          1,530,690
                  Department of Budget and Finance of the State of            Aaa/AAA
                     Hawaii Special Purpose Revenue (Kapiolani Health
                     Care System), MBIA Insured,
      1,000,000         6.300%, 07/01/08...............................                          1,075,860
      1,000,000         6.000%, 07/01/11...............................                          1,111,350
      6,000,000         6.400%, 07/01/13...............................                          6,465,300
      1,000,000         6.200%, 07/01/16...............................                          1,108,880
      1,000,000         6.250%, 07/01/21...............................                          1,094,630
                  Department of Budget and Finance of the State of            Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (St. Francis
                     Medical Centers), FSA Insured,
     20,000,000         6.500%, 07/01/22...............................                         20,950,400
                  Department of Budget and Finance of the State of            Aaa/AAA
                     Special Purpose Revenue Bonds (The Evangelical
                     Lutheran Good Samaritan Society), AMBAC Insured,
        700,000         4.400%, 11/01/01...............................                            701,058
        730,000         4.500%, 11/01/02...............................                            738,483
      1,335,000         4.700%, 11/01/06...............................                          1,413,365
                  Department of Budget and Finance of the State of             A1/A+
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series A,
      5,000,000         6.050%, 07/01/16...............................                          5,221,350
      8,625,000         6.000%, 07/01/20...............................                          8,918,336
      3,500,000         5.750%, 07/01/26...............................                          3,550,365
                  Department of Budget and Finance of the State of             A1/A+
                     Hawaii Special Purpose Revenue Bonds (The
                     Queen's Health System), Series A, Morgan
                     Guaranty Trust Insured
      5,000,000         2.750%, 07/01/26...............................                          5,000,000
                  Department of Budget and Finance of the State of            Aaa/AAA
                     Hawaii Special Purpose Revenue Bonds (The
                     Queens Health System), Series B, MBIA Insured,
      8,000,000         5.250%, 07/01/23...............................                          7,989,040



            Department of Hawaiian Home Lands (State of                  A3/NR
                     Hawaii) Revenue Bonds,
      1,310,000         4.150%, 07/01/08...............................                          1,309,162
      1,525,000         4.350%, 07/01/10...............................                          1,516,140
      1,245,000         4.450%, 07/01/11...............................                          1,240,057
                  Department of Transportation of the State of Hawaii          NR/A-
                     Special Facility Revenue Bonds (Matson
                     Terminals, Inc.),
     11,875,000         5.750%, 03/01/13...............................                         12,113,213
                  Hawaii Community Development Authority                      NR/NR*
                     Improvement District Revenue Bonds (Kakaako
                     Community Development District 3),
        640,000         7.300%, 07/01/04...............................                            662,458
      1,425,000         7.400%, 07/01/10...............................                          1,472,367
                  Hawaii Community Development Authority                      NR/NR*
                     Improvement District Special Assessment Bonds
                     (Kakaako Community Development District 1),
        270,000         5.100%, 07/01/02...............................                            274,312
        280,000         5.200%, 07/01/03...............................                            288,644
        300,000         5.300%, 07/01/04...............................                            312,189
        220,000         5.400%, 07/01/05...............................                            228,963
                  Hawaii Community Development Authority                      NR/NR*
                     Improvement District Special Assessment Bonds
                     (Kakaako Community Development District 2),
        355,000         5.100%, 07/01/02...............................                            360,669
        375,000         5.200%, 07/01/03...............................                            386,576
        395,000         5.300%, 07/01/04...............................                            411,049
        420,000         5.400%, 07/01/05...............................                            437,111
        435,000         5.500%, 07/01/06...............................                            451,948
        465,000         5.600%, 07/01/07...............................                            481,256
        380,000         5.700%, 07/01/08...............................                            392,814
                  Housing Finance and Development Corporation                  A1/NR
                     (State of Hawaii) Rental Housing System Revenue
                     Bonds Series A,
      2,000,000         5.600%, 07/01/12...............................                          2,049,940
      3,000,000         5.700%, 07/01/18...............................                          3,038,970



            Housing Finance and Development Corporation                 Aaa/AAA
                     (State of Hawaii) Single Family Mortgage Revenue
                     Bonds, AMT-Series A,
      8,205,000         6.000%, 07/01/26...............................                          8,390,597
     19,675,000         5.750%, 07/01/30...............................                         20,054,334
                  Housing Finance and Development Corporation                 Aaa/AAA
                     (State of Hawaii) Single Family Mortgage Revenue
                     Bonds, AMT-Series A, FNMA Insured,
      1,990,000         5.400%, 07/01/30...............................                          1,999,453
                  Housing Finance and Development Corporation                 Aaa/AAA
                     (State of Hawaii) Single Family Mortgage Revenue
                     Bonds, Series B, FNMA Insured
      2,500,000         5.700%, 07/01/13...............................                          2,601,775
      9,350,000         5.450%, 07/01/17...............................                          9,544,480
     16,750,000         5.850%, 07/01/17...............................                         17,271,930
      6,800,000         5.300%, 07/01/28...............................                          6,880,036
      4,400,000         7.000%, 07/01/31...............................                          4,503,048
                  Housing Finance and Development Corporation                 Aaa/AAA
                     (State of Hawaii) University of Hawaii Faculty
                     Housing Project, Revenue Bonds, AMBAC Insured,
      2,125,000         5.650%, 10/01/16...............................                          2,220,115
      4,000,000         5.700%, 10/01/25...............................                          4,147,760
                  State of Hawaii Airport System Revenue Bonds                Aaa/AAA
                     AMT, FGIC Insured,
      4,000,000         5.750%, 07/01/17...............................                          4,191,080
      6,000,000         5.625%, 07/01/18...............................                          6,187,860
      6,000,000         5.250%, 07/01/21...............................                          5,862,540
                  State of Hawaii Airport System Revenue Bonds                Aaa/AAA
                     AMT, Second Series, MBIA Insured
      6,455,000         6.900%, 07/01/12...............................                          7,719,212
                  State of Hawaii General Obligation Bonds, Series            Aaa/AAA
                     BZ, FGIC Insured,
      3,700,000         6.000%, 10/01/11...............................                          4,261,882
      3,500,000         6.000%, 10/01/12...............................                          4,033,540
                  State of Hawaii General Obligation Bonds, Series            Aaa/AAA
                     CA, FGIC Insured,
      2,000,000         5.750%, 01/01/11...............................                          2,246,740



                  State of Hawaii General Obligation Bonds, Series CH,        Aa3/AA-
      1,000,000         4.750%, 11/01/11...............................                          1,050,660
                  State of Hawaii General Obligation Bonds, Series CH,        Aaa/AAA
                     FGIC Insured,
      5,000,000         6.000%, 11/01/07...............................                          5,629,350
      3,390,000         6.000%, 11/01/08...............................                          3,839,921
                  State of Hawaii General Obligation Bonds, Series CK,        Aa3/AA-
      2,000,000         6.000%, 09/01/03...............................                          2,126,320
                  State of Hawaii General Obligation Bonds, Series            Aaa/AAA
                     CL, FGIC Insured,
      2,305,000         6.000%, 03/01/11...............................                          2,638,211
                  State of Hawaii General Obligation Bonds of 1996,           Aaa/AAA
                     Series CM, FGIC Insured, Bonds, Series CM,
                     FGIC Insured
      3,000,000         6.500%, 12/01/15...............................                          3,602,070
                  State of Hawaii General Obligation Bonds, Series            Aaa/AAA
                     CN, FGIC Insured,
      4,000,000         5.250%, 03/01/10...............................                          4,289,320
      4,000,000         5.250%, 03/01/13...............................                          4,199,960
      3,000,000         5.500%, 03/01/14...............................                          3,185,220
      7,950,000         5.250%, 03/01/15...............................                          8,230,715
      1,000,000         5.250%, 03/01/17...............................                          1,022,110
                  State of Hawaii General Obligation Bonds, Series            Aaa/AAA
                     CP, FGIC Insured,
      5,000,000         5.000%, 10/01/13...............................                          5,176,350
      2,195,000         5.000%, 10/01/14...............................                          2,257,601
      5,000,000         5.000%, 10/01/15...............................                          5,119,050
      7,195,000         5.000%, 10/01/17...............................                          7,265,799
                  State of Hawaii General Obligation Bonds Series             Aaa/AAA
                     CR, MBIA Insured
      1,000,000         5.250%, 04/01/13...............................                          1,052,210
      5,000,000         5.000%, 04/01/16...............................                          5,093,500
     16,000,000         5.000%, 04/01/17...............................                         16,165,440
      2,000,000         4.750%, 04/01/18...............................                          1,955,260
                  State of Hawaii General Obligation Bonds, Series            Aaa/AAA
                     CS, MBIA Insured,
      5,500,000         5.000%, 04/01/09...............................                          5,860,470
                  State of Hawaii General Obligation Bonds, Series            Aaa/AAA
                     CU, MBIA Insured,
      3,000,000         5.600%, 10/01/19...............................                          3,135,750



                  State of Hawaii General Obligation Bonds, Series            Aaa/AAA
                     CV, FGIC Insured,
     10,000,000         5.000%, 08/01/20...............................                          9,915,000
      1,015,000         5.000%, 08/01/21...............................                            996,151
      5,000,000         5.250%, 08/01/21...............................                          5,018,650
                  State of Hawaii Harbor Capital Improvement                  Aaa/AAA
                     Revenue Bonds, AMT-Series, FGIC Insured,
      1,000,000         6.250%, 07/01/09...............................                          1,086,450
      1,000,000         6.250%, 07/01/10...............................                          1,085,080
      3,725,000         6.250%, 07/01/15...............................                          4,036,820
      3,850,000         6.500%, 07/01/19...............................                          4,027,100
     10,180,000         6.375%, 07/01/24...............................                         11,037,146
                  State of Hawaii Harbor Capital Improvement                  Aaa/AAA
                     Revenue Bonds, FGIC Insured,
      1,260,000         6.050%, 07/01/04...............................                          1,354,538
      1,225,000         6.150%, 07/01/05...............................                          1,317,230
                  State of Hawaii Harbor Capital Improvement                  Aaa/AAA
                     Revenue Bonds, AMT, MBIA Insured
      3,850,000         5.750%, 07/01/17...............................                          4,053,396
                  State of Hawaii Harbor Capital Improvement                  Aaa/AAA
                     Revenue Bonds, MBIA Insured,
      2,205,000         6.200%, 07/01/08...............................                          2,306,628
                  State of Hawaii Harbor System Revenue Bonds                 Aaa/AAA
                     AMT-Series A, FSA Insured,
      2,000,000         5.750%, 07/01/17...............................                          2,127,120
      1,500,000         5.900%, 07/01/21...............................                          1,593,480
                  State of Hawaii Highway Revenue Bonds FGIC Insured,         Aaa/AAA
      3,900,000         5.000%, 07/01/08...............................                          4,048,395
      2,255,000         5.000%, 07/01/09...............................                          2,334,151
      4,575,000         5.000%, 07/01/10...............................                          4,719,524
      2,220,000         5.000%, 07/01/11...............................                          2,284,669
      3,850,000         5.000%, 07/01/12...............................                          3,940,706
      2,750,000         5.000%, 07/01/13...............................                          2,799,555
      3,705,000         5.600%, 07/01/13...............................                          3,951,864
      2,000,000         5.250%, 07/01/16...............................                          2,054,660
                  State of Hawaii Highway Revenue Bonds FSA Insured,          Aaa/AAA
      2,720,000         5.500%, 07/01/19...............................                          2,809,325
      1,110,000         5.500%, 07/01/20...............................                          1,141,702
                                                                                          --------------
                        Total Hawaii...................................                        635,967,983
                                                                                            --------------




                  GUAM (0.2%)
                  -----------------------------------------------------
                  Government of Guam Water System Revenue Bonds,              Aaa/AAA
                     FSA Insured,
      1,500,000         7.000%, 07/01/09...............................                          1,531,065
                                                                                            --------------
                  PUERTO RICO (0.7%)
                  -----------------------------------------------------
                  Puerto Rico Commonwealth Public Improvement                 Aaa/AAA
                     General Obligation Bonds, MBIA Insured
      1,800,000         5.250%, 07/01/13...............................                          1,930,194
                  Puerto Rico Commonwealth Aqueduct and Sewer                 Aaa/AAA
                     Authority Revenue Bonds, MBIA Insured
      2,500,000         5.000%, 07/01/15...............................                          2,586,550
                                                                                            --------------
                        Total Puerto Rico .............................                          4,516,744
                                                                                            --------------

                  Total Investments (cost $610,149,341**)..............        98.2%           642,015,792
                  Other assets less liabilities........................         1.8             11,939,181
                                                                              ------        --------------
                  Net Assets...........................................       100.0%        $  653,954,973
                                                                              ======        ==============


          * Any securities not rated have been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

          **   Cost for Federal tax purposes is identical.



                          PORTFOLIO ABBREVIATIONS:
                          ------------------------
               AMBAC      American Municipal Bond Assurance Corp.
               AMT        Alternative Minimum Paper
               FGIC       Financial Guaranty Insurance Co.
               FHA        Federal Housing Administration
               FNMA       Federal National Mortgage Association
               FSA        Financial Securities Assurance Co.
               MBIA       Municipal Bond Investors Assurance Corp.



                See accompanying notes to financial statements.


                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2001
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $610,149,341) ..............................................      $ 642,015,792
   Cash ..................................................................................          3,218,237
   Interest receivable ...................................................................          9,712,672
   Receivable for Trust shares sold ......................................................            598,838
   Other assets ..........................................................................              7,750
                                                                                                -------------
   Total assets ..........................................................................        655,553,289
                                                                                                -------------
LIABILITIES
   Dividends payable .....................................................................            523,917
   Payable for Trust shares redeemed .....................................................            366,215
   Distribution fees payable .............................................................            335,464
   Adviser and Administrator fees payable ................................................            214,415
   Accrued expenses ......................................................................            158,305
                                                                                                -------------
   Total liabilities .....................................................................          1,598,316
                                                                                                -------------

NET ASSETS ...............................................................................      $ 653,954,973
                                                                                                =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ....      $     570,905
   Additional paid-in capital ............................................................        622,112,979
   Net unrealized appreciation on investments (note 4) ...................................         31,866,451
   Accumulated net realized loss on investments ..........................................         (2,680,508)
   Undistributed net investment income ...................................................          2,085,146
                                                                                                -------------
                                                                                                $ 653,954,973
                                                                                                =============
CLASS A
   Net Assets ............................................................................      $ 619,222,289
                                                                                                =============
   Capital shares outstanding ............................................................         54,059,120
                                                                                                =============
   Net asset value and redemption price per share ........................................      $       11.45
                                                                                                =============
   Offering price per share (100/96 of $11.45 adjusted to nearest cent) ..................      $       11.93
                                                                                                =============
CLASS C
   Net Assets ............................................................................      $  20,239,331
                                                                                                =============
   Capital shares outstanding ............................................................          1,767,891
                                                                                                =============
   Net asset value and offering price per share ..........................................      $       11.45
                                                                                                =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) .........................................      $       11.45*
                                                                                                =============
CLASS Y
   Net Assets ............................................................................      $  14,493,353
                                                                                                =============
   Capital shares outstanding ............................................................          1,263,452
                                                                                                =============
   Net asset value, offering and redemption price per share ..............................      $       11.47
                                                                                                =============

                See accompanying notes to financial statements.


                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001
                                   (UNAUDITED)

INVESTMENT INCOME:

     Interest income .......................................                            $ 16,731,207

Expenses:

     Investment Adviser fees (note 3) ......................      $    442,218
     Administrator fees (note 3) ...........................           821,267
     Distribution and service fees (note 3) ................           690,245
     Transfer and shareholder servicing agent fees .........           120,611
     Trustees' fees and expenses ...........................            89,802
     Shareholders' reports and proxy statements ............            45,717
     Legal fees ............................................            33,792
     Custodian fees ........................................            27,105
     Audit and accounting fees .............................            12,617
     Insurance .............................................            14,290
     Registration fees and dues ............................             9,440
     Miscellaneous .........................................            23,368
                                                                  ------------
                                                                     2,330,472

     Expenses paid indirectly (note 7) .....................           (53,780)
                                                                  ------------
     Net expenses ..........................................                               2,276,692
                                                                                        ------------
     Net investment income .................................                              14,454,515


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

     Net realized gain from securities transactions ........         2,131,048
     Change in unrealized appreciation on investments ......         2,704,413
                                                                  ------------
     Net realized and unrealized gain on investments .......                               4,835,461
                                                                                        ------------
     Net increase in net assets resulting from operations ..                            $ 19,289,976
                                                                                        ============


                See accompanying notes to financial statements.


                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001          YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2001
                                                               ------------------         --------------
OPERATIONS:
   Net investment income ...................................     $  14,454,515            $  28,920,544
   Net realized gain (loss) from securities transactions ...         2,131,048               (1,337,175)
   Change in unrealized appreciation on investments ........         2,704,413               24,530,273
                                                                 -------------            -------------
Change in net assets resulting from operations .............        19,289,976               52,113,642
                                                                 -------------            -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ...................................       (13,854,708)             (28,152,749)
   Net realized gain on investments ........................                 -                        -

   Class C Shares:
   Net investment income ...................................          (329,074)                (540,085)
   Net realized gain on investments ........................                 -                        -

   Class Y Shares:
   Net investment income ...................................          (269,663)                (224,710)
   Net realized gain on investments ........................                 -                        -
                                                                 -------------            -------------
      Change in net assets from distributions ..............       (14,453,445)             (28,917,544)
                                                                 -------------            -------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold ...............................        46,158,136               43,838,082
   Reinvested dividends and distributions ..................         7,942,397               15,726,925
   Cost of shares redeemed .................................       (20,672,853)             (56,296,937)
                                                                 -------------            -------------
   Change in net assets from capital share transactions ....        33,427,680                3,268,070
                                                                 -------------            -------------

      Change in net assets .................................        38,264,211               26,464,168

NET ASSETS:
   Beginning of period .....................................       615,690,762              589,226,594
                                                                 -------------            -------------
   End of period ...........................................     $ 653,954,973            $ 615,690,762
                                                                 =============            =============

                See accompanying notes to financial statements.


                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.  ORGANIZATION

     Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At September 30, 2001, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     Management affairs of the Trust are conducted through two separate management arrangements.

     Asset Management Group of Bank of Hawaii (formerly Pacific Century Trust) (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

     The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.


     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2001.

b) DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 2001, service fees on Class A Shares amounted to $603,031, of which the Distributor received $35,086.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2001, amounted to $65,410. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2001, amounted to $21,804. The total of these payments made with respect to Class C Shares amounted to $87,214 of which the Distributor received $43,586.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 2001, total commissions on sales of Class A Shares amounted to $915,511, of which the Distributor received $82,179.


4. PURCHASES AND SALES OF SECURITIES

     During the six months ended September 30, 2001, purchases of securities and proceeds from the sales of securities aggregated $72,008,654 and $49,102,330, respectively.

     At September 30, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $32,091,703 and gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $225,252 for a net unrealized appreciation of $31,866,451. The tax cost of the Trust's securities at September 30, 2001 equals $610,149,341.

5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     At March 31, 2001, Hawaiian Tax-Free Trust had a capital loss carryover of approximately $111,238 which expires on March 31, 2008 and $4,700,043 of which expires March 31, 2009. This amount is available to offset future net gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gain so offset will not be distributed.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                           SIX MONTHS ENDED
                                          SEPTEMBER 30, 2001                    YEAR ENDED
                                             (UNAUDITED)                      MARCH 31, 2001
                                     ---------------------------       ---------------------------
                                       SHARES          AMOUNT            SHARES          AMOUNT
                                     ---------      ------------       ----------     ------------
CLASS A SHARES:
   Proceeds from shares sold...       2,955,200     $ 33,594,151        3,154,796     $ 34,939,692
   Reinvested distributions....         677,030        7,689,739        1,387,344       15,340,613
   Cost of shares redeemed.....      (1,710,697)     (19,427,333)      (4,946,546)     (54,521,312)
                                     ----------     ------------       ----------     ------------
      Net change...............       1,921,533       21,856,557         (404,406)      (4,241,007)
                                     ----------     ------------       ----------     ------------

CLASS C SHARES:
   Proceeds from shares sold...         538,419        6,118,352          373,746        4,112,800
   Reinvested distributions....          15,497          176,097           24,148          267,300
   Cost of shares redeemed.....        (108,155)      (1,228,852)        (150,667)      (1,646,388)
                                     ----------     ------------       ----------     ------------
      Net change...............         445,761        5,065,597          247,227        2,733,712
                                     ----------     ------------       ----------     ------------

CLASS Y SHARES:
   Proceeds from shares sold...         567,096        6,445,633          426,097        4,785,590
   Reinvested distributions....           6,724           76,561           10,739          119,012
   Cost of shares redeemed.....          (1,467)         (16,668)         (11,965)        (129,237)
                                     ----------     ------------       ----------     ------------
      Net change...............         572,353        6,505,526          424,871        4,775,365
                                     ----------     ------------       ----------     ------------
Total transactions in Trust
   shares......................       2,939,647     $ 33,427,680          267,692     $  3,268,070
                                     ==========     ============       ==========     ============


                             HAWAIIAN TAX-FREE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             Class A
                                                       ----------------------------------------------------------------------
                                                       Six Months
                                                         Ended                          Year Ended March 31,
                                                         9/30/01      -------------------------------------------------------
                                                       (unaudited)     2001        2000        1999        1998        1997
                                                       -----------    -------     -------     -------     -------     -------
Net asset value, beginning of period ................    $11.37       $10.94      $11.65      $11.67      $11.23      $11.31
                                                         -------      -------     -------     -------     -------     -------
Income (loss) from investment operations:

   Net investment income ............................     0.26         0.54        0.56        0.56        0.57        0.59

   Net gain (loss) on securities (both realized

      and unrealized) ...............................     0.08         0.43       (0.65)       0.03        0.46       (0.08)
                                                         -------      -------     -------     -------     -------     -------
   Total from investment operations .................     0.34         0.97       (0.09)       0.59        1.03        0.51
                                                         -------      -------     -------     -------     -------     -------
Less distributions (note 6):

   Dividends from net investment income .............    (0.26)       (0.54)      (0.55)      (0.57)      (0.54)      (0.58)

   Distributions from capital gains .................      -            -         (0.07)      (0.04)      (0.05)      (0.01)
                                                         -------      -------     -------     -------     -------     -------

   Total distributions ..............................    (0.26)       (0.54)      (0.62)      (0.61)      (0.59)      (0.59)
                                                         -------      -------     -------     -------     -------     -------

Net asset value, end of period ......................    $11.45       $11.37      $10.94      $11.65      $11.67      $11.23
                                                         =======      =======     =======     =======     =======     =======

Total return (not reflecting sales charge) ..........    3.05%+        9.14%      (0.64)%      5.17%       9.37%       4.67%

Ratios/supplemental data

   Net assets, end of period (in millions) ..........     $619         $593        $575        $640        $648        $641

   Ratio of expenses to average net assets ..........    0.72%*        0.74%       0.73%       0.74%       0.73%       0.75%

   Ratio of net investment income to average

      net assets ....................................    4.58%*        4.88%       4.99%       4.76%       4.96%       5.11%

   Portfolio turnover rate ..........................     8%+           11%         4%          14%          9%          9%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..........    0.70%*        0.72%       0.71%       0.70%       0.72%       0.73%

------------------
+ Not annualized
* Annualized


                See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            Class C
                                           ---------------------------------------------------------------------
                                            Six Months
                                              Ended                        Year Ended March 31,
                                             9/30/01      ------------------------------------------------------
                                           (unaudited)     2001        2000        1999        1998        1997
                                           -----------    ------      ------      ------      ------      ------
Net asset value, beginning of period.....    $11.36       $10.93      $11.65      $11.66      $11.23      $11.31
                                             ------       ------      ------      ------      ------      ------
Income (loss) from investment operations:
    Net investment income................     0.21         0.45        0.47        0.46        0.48        0.46
    Net gain (loss) on securities (both
       realized and unrealized)..........     0.10         0.43       (0.66)       0.05        0.45       (0.08)
                                             ------       ------      ------      ------      ------      ------
    Total from investment operations.....     0.31         0.88       (0.19)       0.51        0.93        0.38
                                             ------       ------      ------      ------      ------      ------
Less distributions (note 6):
    Dividends from net investment
       income............................    (0.22)       (0.45)      (0.46)      (0.48)      (0.45)      (0.45)
    Distributions from capital gains.....      -            -         (0.07)      (0.04)      (0.05)      (0.01)
                                             ------       ------      ------      ------      ------      ------
    Total distributions..................    (0.22)       (0.45)      (0.53)      (0.52)      (0.50)      (0.46)
                                             ------       ------      ------      ------      ------      ------
Net asset value, end of period...........    $11.45       $11.36      $10.93      $11.65      $11.66      $11.23
                                             ======       ======      ======      ======      ======      ======
Total return (not reflecting
       sales charge).....................    2.73%+        8.28%      (1.53)%      4.45%       8.40%       3.41%

Ratios/supplemental data
    Net assets, end of period
       (in millions).....................     $20.2        $15.0       $11.7       $10.7       $7.2        $5.4
    Ratio of expenses to average
       net assets........................    1.52%*        1.54%       1.53%       1.53%       1.52%       1.53%
    Ratio of net investment income to
       average net assets................    3.75%*        4.06%       4.18%       3.95%       4.11%       4.04%
    Portfolio turnover rate..............      8%+          11%         4%          14%         9%          9%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
       net assets........................    1.50%*        1.51%       1.51%       1.49%       1.51%       1.51%


                                                                                   Class Y
                                                 Six Months     ------------------------------------------------------
                                                    Ended                        Year Ended March 31,
                                                   9/30/01      ------------------------------------------------------
                                                 (unaudited)     2001        2000        1999        1998        1997
                                                 ----------     ------      ------      ------      ------      ------
Net asset value, beginning of period ........      $11.39       $10.95      $11.67      $11.68      $11.24      $11.31
                                                   ------       ------      ------      ------      ------      ------
Income (loss) from investment operations:
    Net investment income ...................       0.27         0.55        0.58        0.59        0.67        0.74
    Net gain (loss) on securities (both
       realized and unrealized) .............       0.08         0.45       (0.66)       0.03        0.45       (0.07)
                                                   ------       ------      ------      ------      ------      ------
    Total from investment operations ........       0.35         1.00       (0.08)       0.62        1.12        0.67
                                                   ------       ------      ------      ------      ------      ------
Less distributions (note 6):
    Dividends from net investment
       income ...............................      (0.27)       (0.56)      (0.57)      (0.59)      (0.63)      (0.73)
    Distributions from capital gains ........        -            -         (0.07)      (0.04)      (0.05)      (0.01)
                                                   ------       ------      ------      ------      ------      ------
    Total distributions .....................      (0.27)       (0.56)      (0.64)      (0.63)      (0.68)      (0.74)
                                                   ------       ------      ------      ------      ------      ------
Net asset value, end of period ..............      $11.47       $11.39      $10.95      $11.67      $11.68      $11.24
                                                   ======       ======      ======      ======      ======      ======
Total return (not reflecting
       sales charge) ........................       3.15%+       9.44%      (0.56)%      5.45%      10.24%       6.14%
Ratios/supplemental data
    Net assets, end of period
       (in millions) ........................       $14.5        $7.9        $2.9        $2.6        $1.3       $.001
    Ratio of expenses to average
       net assets ...........................       0.52%*       0.54%       0.53%       0.54%       0.52%       0.55%
    Ratio of net investment income to
       average net assets ...................       4.75%*       5.00%       5.15%       4.96%       5.02%       4.90%
    Portfolio turnover rate .................         8%+         11%          4%         14%          9%          9%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
       net assets ...........................       0.50%*       0.51%       0.51%       0.49%       0.51%       0.53%


------------------
+ Not annualized
* Annualized

                See accompanying notes to financial statements.


                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

     The Annual Meeting of Shareholders of the Hawaiian Tax-Free Trust (the "Trust") was held on September 17, 2001. The holders of shares representing 73% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.

     Number of Votes:

     TRUSTEE                            FOR                          WITHHELD
     -------                            ---                          --------
     Lacy B. Herrmann                   40,071,313                   380,078
     William M. Cole                    40,090,502                   360,889
     Thomas W. Courtney                 40,150,599                   300,792
     Richard W. Gushman, II             40,162,966                   288,425
     Stanley W. Hong                    40,082,023                   369,368
     Theodore T. Mason                  40,146,577                   304,814
     Russell K. Okata                   39,695,971                   755,420
     Douglas Philpotts                  39,980,485                   470,906
     Oswald K. Stender                  39,750,206                   701,185

2. To ratify the selection of KPMG LLP as the Trust's independent auditors.

     Number of Votes:

     FOR                                AGAINST                      ABSTAIN
     ---                                -------                      -------
     39,960,737                         250,056                      240,598
